Analysis of cash flows	12 Months Ended
Dec. 31, 2019
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Analysis of cash flows
11. Analysis of cash flows

The following tables analyse the items included within the main cash flow headings on page F-17.

Net cash from operating activities:

	2019 1 £m	2018 1 £m	2017 1 £m
Profit for the year	950.1	901.1	2,059.4
Taxation	353.8	323.9	197.0
Revaluation and retranslation of financial instruments	(154.4)	72. 8	(409.3)
Finance costs	376.4	289.3	269.8
Finance and investment income	(102.6)	(104.8)	(95.2)
Share of results of associates	(21.2)	(43.5)	(113.5)
Goodwill impairment on classification as held for sale	94.5	–	–
Gain on sale of discontinued operations	(73.8)	–	–
Attributable tax expense on sale of discontinued operations	157.4	–	–
Adjustments for:
Non-cash share-based incentive plans (including share options)	71.4	84.8	105.0
Depreciation of property, plant and equipment	203.2	225.1	230.7
Depreciation of right-of-use assets	317.9	–	–
Impairment of goodwill	47.7	176.5	27.1
Amortisation and impairment of acquired intangible assets	135.6	280.0	195.1
Amortisation of other intangible assets	29.6	38.7	36.3
Investment write-downs	7.5	2.0	95.9
Gains on disposal of investments and subsidiaries	(45.1)	(235.5)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)	0.3
Gain on sale of freehold property in New York	(7.9)	–	–
Losses on sale of property, plant and equipment	3.2	0.6	1.1
Decrease/(increase) in trade receivables and accrued income	159.0	(298. 9)	(90.4)
Increase/(decrease) in trade payables and deferred income	394.7	500.9	(170.8)
Increase in other receivables	(263.8)	(52.9)	(110.6)
Decrease in other payables – short-term	(16.4)	(31.8)	(122.8)
Increase in other payables – long-term	53.7	0.4	20.1
Increase/(decrease) in provisions	23.1	48.0	(57.3)
Corporation and overseas tax paid	(536.0)	(383.6)	(424.7)
Payment on early settlement of bonds	(63.4)	–	–
Interest and similar charges paid	(270.6)	(252.8)	(246.6)
Interest paid on lease liabilities	(105.1)	–	–
Interest received	80.8	90.4	76.9
Investment income	18.3	15.4	16.8
Dividends from associates	33.3	49.7	46.8
Net cash inflow from operating activities	1,850.5	1,693.8	1,408.1

Note
1	Figures have been restated , as described in the accounting policies.

Acquisitions and disposals:
	2019 £m	2018 £m	2017 £m
Initial cash consideration	(3.9)	(126.7)	(214.8)
Cash and cash equivalents acquired	–	11.3	28.9
Earnout payments	(130.2)	(120.2)	(199.1)
Purchase of other investments (including associates)	(27.2)	(48.1)	(92.5)
Acquisitions	(161.3)	(283.7)	(477.5)
Proceeds on disposal of investments and subsidiaries 1	2,468.5	849.0	296.0
Cash and cash equivalents disposed	(327.5)	(15.1)	–
Disposals of investments and subsidiaries	2,141.0	833.9	296.0
Cash consideration for non-controlling interests	(62.7)	(109.9)	(47.3)
Net acquisition payments and disposal proceeds	1,917.0	440.3	(228.8)

Note
1	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2019 £m	2018 £m	2017 £m
Purchase of own shares by ESOP Trusts	–	(102.8)	(214.6)
Shares purchased into treasury	(43.8)	(104.3)	(289.6)
Net cash outflow	(43.8)	(207.1)	(504.2)

Net (decrease)/increase in borrowings:
	2019 £m	2018 £m	2017 £m
(Decrease)/increase in drawings on bank loans	(70.6)	(819.3)	785.6
Repayment of € 600 million bonds	(512.7)	–	–
Repayment of $812 million bonds	(618.8)	–	–
Partial repayment of $272 million bonds	(135.4)	(20.8)	–
Partial repayment of $450 million bonds	(176.2)	(37.3)	–
Repayment of £200 million bonds	(199.5)	–	–
Proceeds from issue of € 250 million bonds	–	218.8	214.0
Proceeds from issue of € 500 million bonds	–	438.0	–
Repayment of € 252 million bonds	–	(220.0)	–
Repayment of £400 million bonds	–	–	(400.0)
Net cash (outflow)/inflow	(1,713.2)	(440.6)	599.6

Cash and cash equivalents:
	2019 1 £m	2018 1 £m	2017 1 £m
Cash at bank and in hand	10,442.1	10,433.4	11,509.2
Short-term bank deposits	863.6	632.4	341.8
Overdrafts 2	(8,5 7 2.4)	(8,864.6)	(9,852.8)
	2,733.3	2,201.2	1,998.2

Notes
1	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
2	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.

The Group considers that the carrying amount of cash and cash equivalents approximates their fair value.